PROPERTY, PLANT AND EQUIPMENT (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Cost of revenue	$ 12,351,276	$ 10,429,977	$ 7,610,716
General and administrative expenses	412,262	469,072	383,922
Total expense	$ 11,524,981	$ 10,899,049	$ 7,994,638